United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6269

(Investment Company Act File Number)

Cash Trust Series II
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments
Treasury Cash Series II

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS—99.9%
$33,284,000		Interest in $3,770,000,000 joint repurchase agreement 1.83%, dated 2/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,770,574,925 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $3,845,986,596.	$33,284,000
60,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.80%, dated 2/29/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,800,420,000 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $2,856,428,732.	60,000,000
60,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.80%, dated 2/29/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,800,420,000 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $2,856,006,232.	60,000,000
60,000,000		Interest in $4,000,000,000 joint repurchase agreement 1.80%, dated 2/29/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,600,000 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $4,080,613,053.	60,000,000
60,000,000		Interest in $2,500,000,000 joint repurchase agreement 1.85%, dated 2/29/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,385,417 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,550,000,715.	60,000,000
3,500,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2016 and the market value of those underlying securities was $212,313,275.	3,500,000
4,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2015 and the market value of those underlying securities was $208,943,245.	4,000,000
3,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2012 and the market value of those underlying securities was $163,919,763.	3,000,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	283,784,000
		OTHER ASSETS AND LIABILITIES – NET—0.1%[3]	361,444
		TOTAL NET ASSETS—100%	$284,145,444

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series II

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	April 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	April 23, 2008